Share-based Compensation	12 Months Ended
Dec. 31, 2013
Share-based Compensation [Abstract]
Share-based Compensation
22.	SHARE-BASED COMPENSATION

Share options

On January 25, 2006, the Company adopted the 2006 Employee Share Option Plan (the "2006 Plan") for the granting of share options to employees and nonemployees to reward them for services to the Company and to provide incentives for future service. The share options expire ten years from the date of grant.

On April 1, 2011, the Company adopted the 2011 Employee Share Incentive Plan (the "2011 Plan") for the granting of share options and nonvested shares (see note 22) to employees and nonemployees to reward them for services to the Company and to provide incentives for future service. The share options expire ten years from the date of grant.

Option to employees and directors

On January 1, 2011, February 14, 2011, March 3, 2011, July 1, 2011 and October 1, 2011, the Company granted 3,726,200, 700,000, 684,500, 2,689,200 and 375,000 share options to employees at an exercise price of $5.2, $5.2, $6.0, $12.94 and $10.89 per share, respectively.

On July 1, 2011, the Company granted 40,000 share options to two directors at an exercise price of $9.67 per share.

On January 20, 2012, February 10, 2012, April 15, 2012, July 15, 2012 and October 15, 2012, the Company granted 1,834,500, 935,000, 171,500, 417,500 and 761,500 share options to employees at an exercise price of $10.67, $11.35, $14.52, $10.95 and $14.67 per share, respectively.

On January 15, 2013, April 15, 2013, July 15, 2013 and Oct 15, 2013, the Company granted 681,500, 406,000, 188,000 and 145,500 share options to employees at an exercise price of $21.09, $20.11, $35.27 and $55.38 per share, respectively.

Option to nonemployees

On January 1 and March 3, 2011, the Company granted 60,000 and 20,000 share options to nonemployees for consulting and investment advisory services of three or four years at an exercise price of $5.2 and $6.0 per share, respectively.

On March 1, 2012, July 15, 2012, July 15, 2012 and October 15, 2012, the Company granted 33,000, 10,000, 40,000 and 10,000 share options to nonemployees for consulting and investment advisory services of four years at an exercise price of $14.09, $10.95, $10.67 and $14.67 per share, respectively.

On January 15, 2013, January 16, 2013, the Company granted 20,000 and 80,000 share options to nonemployees for consulting and investment advisory services of four years at an exercise price of $21.09 and $12.94 per share, respectively.

Option exercise

The option shall be exercisable by giving notice in writing to the Company stating that the option is exercised and the number of shares in respect of which it is exercised. Any such notice must be accompanied by a remittance for the full amount of the exercise price for the shares in respect of which the notice is given.

Vesting of options

Under the 2006 Plan, the option will vest when the service conditions are met. In addition, according with the 2006 Plan, one of the exit events, described in "Termination of Option" below, shall happen. In accordance with the vesting schedules set out in the 2006 Plan, unless otherwise determined by the CEO of the Company, 1/4 of the options granted will be vested on each anniversary from the date of grant subject to the occurrence of one of the exit events.

Under the 2011 Plan, the Plan administrator (compensation committee) has the authority to determine the schedule for vesting. The vast majority of share options granted under the 2011 Plan shall vest (i) 20 per cent of the aggregate number of options 12 months after the start of vesting period; (ii) 20 per cent of the aggregate number of options 24 months after the start of vesting period; (iii) 30 per cent of the aggregate number of options 36 months after the start of vesting period; and (iv) 30 per cent of the aggregate number of options 48 months after the start of vesting period.

Termination of option

Both under the 2006 and the 2011 Plan, the option may not be exercised until vested. Once vested, the option may be exercised in whole or any part, at any time. However, an option will be forfeited, if the grantee ceases to be an employee.

Furthermore, in accordance with the 2006 Plan, an option will be forfeited, if the grantee ceases to be an employee prior to an exit, then (i) the portion of the option which has been otherwise vested and not exercised, and (ii) the portion of the options which has not been vested, will automatically lapse and expire.

Exit means (i) a listing, (ii) a sale of all or substantially all of the issued share capital of the Company, (iii) a sale by the Company of all or substantially all of its assets, (iv) the passing of an effective resolution or the making of an order of a competent court for the winding up of the Company.

Based on the terms above, the options will not actually vest until one of the exit events happens and the service conditions are met.

Under the 2011 Plan, the Plan administrator (compensation committee) has the authority to terminate the option shall certain events happen.

The fair value of the options granted is estimated on the date of grant using the Black-Scholes or Binomial-Model option-pricing model with the following assumptions used.

	Year ended December 31,
	2012	2013

Risk-free interest rate	2.83% - 3.35%	3.40% - 4.02%
Expected life (years)	6.35	6.35
Volatility	46.98% - 74%	46.04% - 46.68%
Dividend yield	-	-

(1)	Volatility

The volatility of the underlying ordinary shares during the life of the options was estimated based on the historical share price volatility of comparable companies over a period comparable to the expected term of the options.

(2)	Risk-free interest rate

Risk-free interest rate was estimated based on the yield to maturity of China international government bonds with a maturity period close to the expected term of the options.

(3)	Expected term

For the options granted to employees, as the Group did not have sufficient historical share option exercise experience, it estimated the expected term average based on a consideration of factors including contractual term and vesting period.

(4)	Dividend yield

The dividend yield was estimated by the Group based on its expected dividend policy over the expected term of the options.

(5)	Exercise price

The exercise price shall be determined by the Compensation Committee which may be a fixed or variable price related to the closing sales price of the shares as quoted on the principal exchange or system.

(6)	Fair value of underlying ordinary shares

The fair value of the ordinary shares is determined as the closing sales price of the shares as quoted on the principal exchange or system.

The following table summarizes information regarding the share options granted:

		Fair value per		Intrinsic value
		ordinary share	Exercise price	per option
Grant date	Options granted	at the grant date	per option	at the grant date

January 1, 2010	110,000	$1.80	$2.20	-
July 1, 2010	5,039,000	$2.58	$2.80	-
January 1, 2011	3,786,200	$5.01	$5.20	-
February 14, 2011	700,000	$6.60	$5.20	$981
March 3, 2011	704,500	$7.21	$6.00	$849
July 1, 2011	2,689,200	$14.09	$12.94	$3,102
July 1, 2011	40,000	$14.09	$9.67	$177
October 1, 2011	375,000	$10.89	$10.89	-
January 20, 2012	1,834,500	$11.67	$10.67	$1,835
February 10, 2012	935,000	$11.17	$11.35	-
March 1, 2012	33,000	$14.00	$14.09	-
April 15, 2012	171,500	$14.52	$14.52	-
July 15, 2012	427,500	$10.95	$10.95	-
July 15, 2012	40,000	$10.95	$10.67	$11
October 15, 2012	771,500	$14.73	$14.67	$51
January 15, 2013	701,500	$20.55	$21.09	-
January 16, 2013	80,000	$20.33	$12.94	$591
April 15, 2013	406,000	$19.92	$20.11	-
July 15, 2013	188,000	$36.85	$35.27	$298
October 15, 2013	145,500	$57.03	$55.38	$240

Total	19,177,900

The following table summarizes the option activity for the year ended December 31, 2013:

		Weighted average
		exercise price
	Number of options	per option

Outstanding at December 31, 2012	15,148,014	7.2
Granted	1,521,000	25.4
Exercised	(3,982,385)	4.8
Expired	(37,076)	11.6
Forfeited	(1,167,040)	11.3

Outstanding at December 31, 2013	11,482,513	$10.0

Vested and exercisable at December 31, 2013	3,840,705	$5.5

Vested and expect to vest at December 31, 2013	17,152,097	$8.3

The following table summarizes information with respect to share options outstanding as of December 31, 2013:

	Options outstanding				Options exercisable
		Weighted		Aggregate			Aggregate
		average		intrinsic			intrinsic
		remaining	Exercise	value as of		Exercise	value as of
	Number	contractual	price	December 31,	Number	price per	December 31,
	outstanding	term	per option	2013	exercisable	option	2013

June 30, 2009	367,337	5.5 years	$1.50	$19,542	371,710	$1.50	$19,775
January 1, 2010	50,854	6.0 years	$2.20	2,670	33,354	$2.20	1,751
July 1, 2010	1,974,966	6.5 years	$2.80	102,501	1,596,466	$2.80	82,857
January 1, 2011	2,422,833	7.0 years	$5.20	119,930	795,683	$5.20	39,386
February 14, 2011	421,000	7.1 years	$5.20	20,840	71,000	$5.20	3,515
March 3, 2011	277,659	7.2 years	$6.00	13,522	80,409	$6.00	3,916
July 1, 2011	1,434,439	7.5 years	$12.94	59,902	408,556	$12.94	17,061
July 1, 2011	40,000	7.5 years	$9.67	1,801	16,000	$9.67	721
October 1, 2011	160,440	7.7 years	$10.89	7,028	50,440	$10.89	2,210
January 20,2012	1,007,053	8.0 years	$10.67	44,344	98,653	$10.67	4,344
February 10, 2012	698,002	8.1 years	$11.35	30,261	122,003	$11.35	5,289
March 1, 2012	26,400	8.2 years	$14.09	1,072	-	$14.09	-
April 15, 2012	110,057	8.3 years	$14.52	4,422	14,057	$14.52	565
July 15, 2012	315,219	8.5 years	$10.95	13,790	49,220	$10.95	2,153
July 15, 2012	40,000	8.5 years	$10.67	1,761	8,000	$10.67	352
October 15, 2012	665,754	8.8 years	$14.67	26,652	125,154	$14.67	5,010
January 15, 2013	693,500	9.0 years	$21.09	23,311	-	$21.09	-
January 16, 2013	80,000	9.0 years	$12.94	3,341	-	$12.94	-
April 15, 2013	366,000	9.3 years	$20.11	12,659	-	$20.11	-
July 15, 2013	186,000	9.5 years	$35.27	3,615	-	$35.27	-
October 15, 2013	145,000	9.8 years	$55.38	-	-	$55.38	-

Total	11,482,513			$512,964	3,840,705		$188,905

The weighted-average grant-date fair value per option granted for the years ended December 31, 2011, 2012 and 2013 was $4.36, $6.77 and $13.19, respectively.

The total intrinsic value of options exercised for the years ended December 31, 2011, 2012 and 2013 was $311, $19,486 and $138,364, respectively. The intrinsic value is calculated as the difference between the market value on the date of exercise and the exercise price of the shares.

Under the 2006 Plan, the options would not vest until both the service and performance condition, i.e., one of the exit events happens. Therefore, the Group did not record any compensation expenses in the consolidated statements of operation for share options granted to employees prior to the completion of IPO which is one of the exit events. Upon the completion of IPO in 2011, there were 229,988 share options became vested in accordance with the vesting term under 2006 Plan, and accordingly, $21,229 share based compensation expense were recorded in connection with the vesting of such share options and the remeasurement of share options granted to the nonemployees that the measurement date is not fixed.

The Group recognized $34,504, $26,997 and $21,921 share-based compensation expense for the years ended December 31, 2011, 2012 and 2013, respectively.

As of December 31, 2013, there was $33,509 unrecognized share-based compensation expense relating to share options. The expense is expected to be recognized over a weighted-average remaining vesting period of 1.53 years.

Nonvested shares

On January 19, 2006, the Company's shareholder, Young Vision, the Series A shareholder and certain other parties entered into the Share Incentive Agreement, pursuant to which, Young Vision allocated a total of 18,086,101 ordinary shares of the Company to an equity incentive pool designed to award employees and consultants of the Group in accordance with the Employee Share Vesting Scheme (the "2006 Share Plan"), of which 9,951,000 shares were granted before January 1, 2008. In addition, in January 2010, the Company issued 3,517,544 nonvested shares in connection with certain 2009 acquisitions.

In February 2011, Young Vision transferred 11,826,000 and 5,550,654 ordinary shares in the equity incentive pool to Sino Honor Limited ("Sino Honor") and Strengthen Goal Limited ("Strengthen Goal"), which are also companies owned by the Company's director and employee, respectively.

The nonvested shares granted or vested in accordance with the 2006 Share Plan will, be held by Young Vision, Sino Honor and Strengthen Goal, and all rights (including without limitation, the voting rights and the right to receive the share certificates) attached to such shares will be exercised by Young Vision, Sino Honor and Strengthen Goal at their sole and absolute discretion, except that the grantee shall have the right to all the monetary benefits deriving from the shares vested when the shares are disposed of in accordance with the 2006 Share Plan. Since the unvested nonvested shares are entitled to the same rights (including nonforfeitable dividend rights) and obligations as ordinary shares, these shares are considered participating securities.

The nonvested shares granted under the 2006 Share Plan shall vest (i) 15 per cent of the aggregate number of shares 12 months after the start of vesting period; (ii) 20 per cent of the aggregate number of shares 24 months after the start of vesting period; (iii) 30 per cent of the aggregate number of shares so granted 36 months after the start of vesting period; and (iv) 35 per cent of the aggregate number of Shares 48 months after the start of vesting period.

However, all nonvested shares to any grantee shall also be subject to the Company's rights to repurchase at an aggregate repurchase price of RMB1.00, if the grantee terminated his/her employment with the Group: (a) in all, on or before the second anniversary of the start of vesting period; (b) 50% of otherwise vested nonvested shares, after the second anniversary but before the fourth anniversary of the start of vesting period; or (c) no shares, after the fourth anniversary of the start of vesting period.

Under the 2011 Plan, the nonvested shares granted shall vest based on service, or any other criteria selected by the Compensation Committee. If the grantee terminated his/her service ("Termination of Service") with the Group, the Group shall have the right to repurchase the unvested nonvested shares.

Termination of Service means (i) As to a consultant, the time when she/he is terminated for any reason, (ii) As to a non-employee director, the time when non-employee director ceases to be a director for any reason, (iii) As to an employee, the time when the employee-employer relationship is terminated for any reason. However, all terminations shall exclude simultaneously commences or remains in employment or service with the Company, any subsidiaries or VIEs and VIEs' subsidiaries in others way.

The following table summarizes information regarding the nonvested shares granted:

		Weighted average
		fair value per
	Number of	nonvested share
	nonvested shares	at the grant date(i)

Outstanding at January 1, 2011	11,133,594
Granted	3,255,976	$7.76
Vested	(5,824,709)	1.28
Forfeited	(380,610)	1.58

Outstanding at December 31, 2011	8,184,251
Granted	4,845,877	12.03
Vested	(3,136,471)	2.32
Forfeited	(1,121,419)	7.34

Outstanding at December 31, 2012	8,772,238	$8.38
Granted	5,148,971	32.02
Vested	(3,038,327)	23.55
Forfeited	(812,088)	13.92

Outstanding at December 31, 2013	10,070,794	$15.44

Vested and to be transferred to grantees at December 31, 2013	18,416,568

Vested and expect to vest at December 31, 2013	27,188,805

(i)	The fair value of the underlying ordinary shares is the same as the fair value of the nonvested shares when calculating the weighted average fair value per nonvested share at the grant date.

Included in the nonvested shares granted during 2013, there were 1,000,000 nonvested shares granted to the two co-founders of the Company to reward them for their outstanding performance in the past years. These nonvested shares vested immediately and the Company recognized $57,027 share based compensation expense as a result of such grant for the year ended December 31, 2013.

The fair value of the nonvested shares was determined by the closing sales price of the shares as quoted on the principal exchange or system. The total fair value of the nonvested shares vested for the years ended December 31, 2011, 2012 and 2013 was $7,671, $8,361 and $70,980, respectively.

The Group recognized $13,485, $23,608 and $99,166 share based compensation expense for the years ended December 31, 2011, 2012 and 2013 respectively.

As of December 31, 2013, total unrecognized compensation expense relating to the nonvested shares was $73,325. The expense is expected to be recognized over a weighted average period of 2.67 years using the graded vesting attribution method.